TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

July 22, 2011

Filed Via EDGAR (CIK #0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust ("Registrant")

File Nos. 33-73244 & 811-08226

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended.

The filing is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to describe a new Class A shares for the Templeton Global Balanced Fund.

The Amendment relates only to the Templeton Global Balanced Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant's other series of shares.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the Securities and Exchange Commission, except for changes made in response to SEC comments.  The Staff recently reviewed an amendment to the Registrant’s registration statement that was filed pursuant to Rule 485(a)(2) under the 1933 Act on April 12, 2011, except with respect to the creation of the new Class A shares.

In addition, the Class A structure is substantially the same Class A structure for all open-end equity funds within the Franklin Templeton Fund complex.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on September 20, 2011.

Please direct any inquiries regarding this filing to the undersigned at (954) 847-2285 or the address shown above.

Sincerely yours,

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCR/dac